Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases

The aggregate future non-cancelable minimum rental payments on our operating leases, as of December 31, 2013, are as follows (in thousands):

Years Ending December 31,	Amount
2014	$8,283
2015	8,201
2016	6,009
2017	5,175
2018	3,009
2019 and thereafter	9,759

Total	$40,436